Equity (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	May 12, 2022	Feb. 15, 2022	May 11, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	May 13, 2022
Class of Stock [Line Items]
Common stock, shares authorized				180,000,000		180,000,000		180,000,000
Preferred stock shares authorized				20,000,000		20,000,000		20,000,000
Preferred stock, par value				$ 0.001		$ 0.001		$ 0.001
Common stock, par value				$ 0.001		$ 0.001		$ 0.001
Common stock, shares issued				29,818,232		29,818,232		29,710,939
Common stock, shares outstanding				29,818,232		29,818,232		29,710,939
Preferred stock shares issued				0		0		0
Preferred stock shares outstanding				0		0		0
Stock-based compensation expense						$ 389,584	$ 387,722
Unamortized expense				$ 14,364		$ 14,364		$ 22,500
Cash performance bonus	$ 60,000
Exercise price									$ 1.12
Share price	$ 1.12
Volatility rate	95.65%
Term	10 years
Risk free rate of return	2.93%
Dividend yield	0.00%
Options vested				0		0
Chenlong Tan [Member]
Class of Stock [Line Items]
Options, grants in period	3,000,000
Mr Vassily [Member]
Class of Stock [Line Items]
Options, grants in period	330,000
Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares authorized				5,000,000		5,000,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued for RSU's vested				107,293		285,869
Stock to be issued for RSU's vested						28,635
Anivia [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Shares issued for acquisition		3,083,700
Common stock, per share value		$ 2.27
Shares issued for acquisition, value		$ 5,528,373
Stock Issued For Vested RSUs [Member]
Class of Stock [Line Items]
Number of RSU's granted				107,293				138,557
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of RSU's granted						62,600
Stock-based compensation expense				$ 20,075		$ 58,438
Number of restricted shares, forfeited						0	0
Unvested RSUs				18,900		18,900		38,793
Conversion of RSUs vested, shares						314,504
Restricted Stock Units (RSUs) [Member] | Various Parties [Member]
Class of Stock [Line Items]
Number of RSU's granted			46,546
Options Granted [Member]
Class of Stock [Line Items]
Stock-based compensation expense				$ 110,382	$ 110,382	$ 331,146	$ 331,146